Disclosure of deferred taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Deferred tax assets, beginning balance	$ 81,220	$ 94,813
Benefit (expense) to income statement	(12,774)	(13,593)
Deferred tax assets, ending balance	68,446	81,220
Deferred tax liabilities, beginning balance	171,252	180,574
Expense (benefit) to income statement	(40,458)	(7,703)
Reclassed to current income taxes payable	(2,670)	(1,619)
Deferred tax liabilities, ending balance	128,124	171,252
Deferred income tax assets	43,716	48,146
Deferred income tax liabilities	103,394	138,178
Deferred tax (assets) liabilities	59,678	90,032
Property, plant and equipment and mining interests [Member]
Statement [Line Items]
Deferred tax liabilities, beginning balance	131,672	121,615
Expense (benefit) to income statement	(35,976)	10,057
Reclassed to current income taxes payable	0	0
Deferred tax liabilities, ending balance	95,696	131,672
Effect of Mexican tax deconsolidation [Member]
Statement [Line Items]
Deferred tax liabilities, beginning balance	12,167	30,193
Expense (benefit) to income statement	47	(16,407)
Reclassed to current income taxes payable	(2,670)	(1,619)
Deferred tax liabilities, ending balance	9,544	12,167
Other deferred tax liabilities [Member]
Statement [Line Items]
Deferred tax liabilities, beginning balance	27,413	28,766
Expense (benefit) to income statement	(4,529)	(1,353)
Reclassed to current income taxes payable	0	0
Deferred tax liabilities, ending balance	22,884	27,413
Losses [Member]
Statement [Line Items]
Deferred tax assets, beginning balance	90,590	113,882
Benefit (expense) to income statement	(4,038)	(23,292)
Deferred tax assets, ending balance	86,552	90,590
Provisions [Member]
Statement [Line Items]
Deferred tax assets, beginning balance	10,192	8,088
Benefit (expense) to income statement	(77)	2,104
Deferred tax assets, ending balance	10,115	10,192
Deferred tax asset not recognized [Member]
Statement [Line Items]
Deferred tax assets, beginning balance	(20,379)	(27,560)
Benefit (expense) to income statement	(8,657)	7,181
Deferred tax assets, ending balance	(29,036)	(20,379)
Other deferred tax assets [Member]
Statement [Line Items]
Deferred tax assets, beginning balance	817	403
Benefit (expense) to income statement	(2)	414
Deferred tax assets, ending balance	$ 815	$ 817